Related Party Transactions	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties:

Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang, principal shareholder of the Company
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (Huadi Material)	An entity 100% owned by Jueguang Wang, Immediate family member of Jueqin Wang
Wenzhou Maituo International Trade Ltd. (“Wenzhou Maituo”)	An entity controlled by Meiling Wang, Immediate family member of Jueqin Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Jueguang Wang	Immediate family member of Jueqin Wang
Meiling Wang	Immediate family member of Jueqin Wang
Bing Zhang	Principal shareholder of the Company

2) Related party transactions

2023 Fiscal year

During the year ended September 30, 2023, the Company purchased a total of $679,210 raw materials from Taizhou Huadi, and sold a total of $239,640 piping products to Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2023, the Company had outstanding accounts payable of $3,692,394 to this entity. Besides, the Company borrowed $6,858,500 from Taizhou Huadi as working capitals to support the Company’s operations. The borrowing was unsecured, due on demand, and interest free. As of September 30, 2023, the borrowing has been fully repaid.

During the year ended September 30, 2023, the Company sold a total of $520 steel materials to Huadi Material. As of September 30, 2023, the Company had advance balance of $385,605 from this entity.

During the year ended September 30, 2023, the Company received $623,629 in advance from Wenzhou Maituo for piping products.

During the year ended September 30, 2023, the Company leased an office to Huashang with annual rent amounted $26,235, and the Company recorded $19,550 rental income. As of September 30, 2023, the Company had advance balance of $6,462 from this entity.

During the year ended September 30, 2023, the Company repaid RMB 2,000,000 ($274,123 in USD) to Di Wang. The borrowing was made in previous years to support the Company’s operations, which was unsecured, due on demand, and interest free.

2022 Fiscal year

During the year ended September 30, 2022, the Company purchased a total of $4,649,636 raw materials from Taizhou Huadi, and sold a total of $1,990,329 piping products to Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2022, the Company had outstanding accounts payable of $2,439,105 to this entity.

During the year ended September 30, 2022, the Company sold a total of $122,666 steel materials to Taizhou Huadi Material Technology Co. As of September 30, 2022, the Company had advance balance of $395,498 from this entity.

During the year ended September 30, 2022, the Company net borrowed RMB 1,000,000 ($140,578 in USD), from Di Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and interest free.

2021 Fiscal Year

During the year ended September 30, 2021, the Company purchased a total of $6,376,512 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2021, the Company had no outstanding balance of accounts payable to Taizhou Huadi. To lock down the prices for raw materials and hedge against price rise risk, the Company periodically pays Taizhou Huadi in advance. As of September 30, 2020, the Company had outstanding advance balance of USD $5,550,504 to Taizhou Huadi.

During the year ended September 30, 2021, the Company borrowed RMB 12,000,000 ($1,844,111 in USD) with 8% annual interest rate from Huizhi Wang as working capitals to support the Company’s operations. During fiscal year 2020, the Company has fully repaid.

During the year ended September 30, 2021, the Company borrowed RMB 6,500,000 ($998,894 in USD), from Juelin Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. During fiscal year 2021, the Company fully repaid the loan.

During the year ended September 30, 2021, the Company borrowed RMB 12,000,000 ($1,844,111 in USD), from Bing Zhang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2021.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of September 30, 2023 and 2022:

Accounts	Name of related parties	2023	2022
Accounts payable	Taizhou Huadi Industrial Ltd.	$3,692,394	$2,439,105
Advance from customer	Taizhou Huadi Material Technology Co.	385,605	395,498
Advance from customer	Wenzhou Maituo International Trade Ltd.	623,629	-
Advance from customer	Huashang Micro Finance Co.	6,462	-
Due to related parties – current portion	Di Wang	-	(281,156)
Due to related parties – current portion	Jueqin Wang	-	(325,830)
Due to related parties – noncurrent portion	Jueqin Wang	(317,680)	-